UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-3493

                         American Federation of Labor -
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

             1717 K Street, N.W., Suite 707, Washington, D.C. 20036
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                              Bingham McCutchen LLP
             3000 K Street, N.W., Suite 300, Washington, D.C., 20007
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)




Date of fiscal year end: December 31
Date of reporting period: June 30, 2006

Item 1. Reports to Stockholders.

A copy of the 2006 Semi-Annual Report (the "Report") of the AFL-CIO Housing Investment Trust (the "Trust") transmitted to Trust participants pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the "Act"), is included herewith.


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[LOGO]     AFL - CIO HOUSING INVESTMENT TRUST
           SEMI - ANNUAL REPORT JUNE 2006

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                             report to participants
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                                                  SEMI - ANNUAL REPORT JUNE 2006
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STRATEGY FOR COMPETITIVE RETURNS

For the six months ended June 30, 2006, the AFL-CIO Housing Investment Trust (HIT or the Trust) outperformed its benchmark, the Lehman Brothers Aggregate Bond Index (Lehman Aggregate) by 17 basis points net of fees. For the six-month period, the HIT's total return of -0.55% compared to a return of -0.72% for the Lehman Aggregate. The HIT's performance, like that of other fixed-income investments, reflected the impact of rising interest rates. For the one-, five- and ten-year periods, the HIT outperformed its benchmark net of fees by 3, 25, and 29 basis points, respectively.

The HIT's performance advantage relative to its benchmark during this six-month period reflected in part its overweight in high credit quality mortgage investments, particularly multifamily mortgage-backed securities (MBS) insured or guaranteed by a government-sponsored enterprise or a U.S. government agency, as well as its success in maintaining portfolio duration slightly short of the Lehman Aggregate. Contributing to the HIT's outperformance was the fact that it does not invest in corporate bonds, whose underperformance affected the Lehman Aggregate's returns for the period.

During the approximately two-year period ending in June, the Federal Reserve increased its federal funds rate from 1.00% to 5.25% (Figure 1, next page), prompting a general rise in interest rates (Figure 2). The performance of fixed-income funds in general has been adversely affected by this interest rate environment, but the HIT has been a consistently strong performer, beating its benchmark for the one-, five-, and ten-year periods in both rising and falling interest rate environments, as discussed above.

In the near term, the HIT expects to maintain its overweight in multifamily mortgage investments and to continue to manage the portfolio to achieve an effectively neutral duration as compared to its benchmark.

COMPETITIVE PERFORMANCE as of June 30, 2006

                           Average Annual Total Return

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Average Annual Total Return
(Percent)
          AFL-CIO Housing     Lehman Brothers
         Investment Trust  Aggregate Bond Index
1 yr         (0.78)%             (0.81)%
3 yrs         2.01%               2.05%
5 yrs         5.22%               4.97%
10 yrs        6.51%               6.22%

                Comparison of $50,000 Investment in the Trust and
                                Lehman Aggregate

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

AFL-CIO Housing Investment Trust
Value Growth of $50,000 Invested

          Lehman   HIT net
June-96    50.00    50.00
June-97    54.08    54.89
June-98    59.78    60.66
June-99    61.66    62.63
June-00    64.47    65.49
June-01    71.71    72.85
June-02    77.90    80.30
June-03    86.00    88.51
June-04    86.27    88.48
June-05    92.14    94.68
June-06    91.30    93.94

----------
      Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that a participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.aflcio-hit.com.

      The Lehman Brothers Aggregate Bond Index is an unmanaged index and is not available for direct investment. Its returns would be lower if they reflected the expenses associated with active management of an actual portfolio.

      Investors should consider the Trust's investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the Trust by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

                                                                               1

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                                              AFL - CIO HOUSING INVESTMENT TRUST
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TRUST PORTFOLIO DISTRIBUTION

Includes funded and unfunded commitments as of June 30, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Single Family Mortgage-Backed Securities                          32.03%

U.S. Treasury and Government-Sponsored Enterprise Securities       2.91%

Construction and Permanent Mortgages                               3.17%

Commercial Mortgage-Backed Securities                              1.89%

Multifamily Permanent Mortgage-Backed Securities                  47.74%

State Housing Finance Agency Securities                            0.32%

Multifamily Construction Mortgage-Backed Securities               11.52%

Cash and Cash Equivalents                                          0.42%

Figure 1
FEDERAL FUNDS TARGET RATE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

Date         Fed Funds Target Rate
 6/30/2003             1
 7/31/2003             1
 8/29/2003             1
 9/30/2003             1
10/31/2003             1
11/28/2003             1
12/31/2003             1
 1/30/2004             1
 2/27/2004             1
 3/31/2004             1
 4/30/2004             1
 5/31/2004             1
 6/30/2004          1.25
 7/30/2004          1.25
 8/31/2004           1.5
 9/30/2004          1.75
10/29/2004          1.75
11/30/2004             2
12/31/2004          2.25
 1/31/2005          2.25
 2/28/2005           2.5
 3/31/2005          2.75
 4/29/2005          2.75
 5/31/2005             3
 6/30/2005          3.25
 7/29/2005          3.25
 8/31/2005           3.5
 9/30/2005          3.75
10/31/2005          3.75
11/30/2005             4
12/30/2005          4.25
 1/31/2006           4.5
 2/28/2006           4.5
 3/31/2006          4.75
 4/28/2006          4.75
 5/31/2006             5
 6/30/2006          5.25

Source: Federal Reserve Board

Figure 2
U.S. TREASURY YIELD CURVE

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

Years to Maturity   12/31/2004   12/30/2005   6/30/2006
        2              3.065        4.400       5.150
        3              3.218        4.362       5.122
        5              3.607        4.350       5.093
       10              4.218        4.391       5.136
       30              4.826        4.535       5.186

Source: Bloomberg, L.P. chart C15

MULTIFAMILY HOUSING

The HIT issued $35 million in financing commitments for five multifamily projects in the first two quarters of 2006. This financing will create or preserve 678 units of housing, with over 90% of the units affordable to low- or moderate-income households. Total development costs of these projects will exceed $66 million.

At mid-year, more than two dozen HIT-financed projects were under construction, representing over $750 million in combined total development activity. These projects are producing thousands of union jobs in construction and related industries.

In response to the highly competitive production climate and significant loss of market share by the Federal Housing Administration (FHA), the HIT focused on alternative strategies to meet its production goals. These strategies included a new emphasis on the marketing of Fannie Mae forward commitments, which are attractive to developers seeking to lock in their permanent cost of capital. The HIT has also focused on selected investment initiatives and structured finance activities.

2

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                             report to participants
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                                                  SEMI - ANNUAL REPORT JUNE 2006
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INVESTMENT INITIATIVES

The HIT expanded its strategy of targeted community investing to help increase its production while addressing critical housing needs in key urban areas. The strategy is designed to help communities benefit from the HIT's expertise in housing finance and its network of relationships with key partners in labor, housing development, government and real estate finance. Investments have the added advantage of generating employment opportunities and leveraging additional investment capital for development.

Gulf Coast Revitalization Program: A new Gulf Coast Revitalization Program, announced by the HIT at a New Orleans press event in June, will put union capital to work in rebuilding communities devastated by Hurricane Katrina last year. The HIT has pledged $600 million over the next seven years to finance 5,000 to 10,000 units of affordable housing, increase homeownership opportunities, rebuild health care facilities and create good jobs for residents of New Orleans and other coastal communities. The program is designed to create prudent investment opportunities for the HIT as it helps address the unprecedented housing crisis in the Gulf Coast.

                                [PHOTO OMITTED]

The Port of New Orleans was the backdrop for the announcement of HIT's $600 million pledge for Gulf Coast housing. Shown (from left) are HIT CEO Stephen Coyle; Edward C. Sullivan, President, Building and Construction Trades Department, AFL-CIO; AFL-CIO President John Sweeney; New Orleans Mayor Ray Nagin; and AFL-CIO Executive Vice President Linda Chavez-Thompson.

New York City Community Investment Initiative: In February, the HIT marked the success of its post-9/11 New York City Community Investment Initiative, announcing that it exceeded its five-year investment target of $500 million one year ahead of time. The HIT is now moving forward with Phase II of this initiative, with new five-year targets of $250 million for multifamily investments and $1 billion for single family loans to be issued by Chase through the Union Plus Mortgage Program and the new HIT HOME program. As its first financing under Phase II, the HIT committed $22.2 million for two healthcare facilities serving 400 low- to moderate-income seniors in the Bronx. Chase issued $133.3 million in mortgage loans through the Union Plus Mortgage Program for 544 union members in New York City.

Chicago Community Investment Plan: Since the launch of the Chicago Community Investment Plan in 2005, the HIT has continued to move forward toward its five-year goal of $250 million for the production of multifamily rental housing, including affordable and special needs housing. The latest HIT commitment under its housing production program with the Illinois Housing Development Authority is $3.3 million for the 91-unit Bloomingdale Horizon Senior Living Community to be built west of Chicago.

                               [GRAPHIC OMITTED]

The $17.4 million Bloomingdale Horizon Senior Living Community will offer independent living for Chicago-area seniors.

--------------------------------------------------------------------------------
leadership
--------------------------------------------------------------------------------

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                                              AFL - CIO HOUSING INVESTMENT TRUST
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BOARD OF TRUSTEES

Richard Ravitch, Chairman*
Principal, Ravitch, Rice & Co. LLC

John J. Sweeney*
President, AFL-CIO

Richard L. Trumka
Secretary-Treasurer, AFL-CIO

Linda Chavez-Thompson
Executive Vice President, AFL-CIO

John J. Flynn
President, International Union of
Bricklayers and Allied Craftworkers

Stephen Frank
Retired; formerly Vice President and
Chief Financial Officer, The Small
Business Funding Corporation

Frank Hurt
President, Bakery, Confectionery &
Tobacco Workers and Grain Millers
International Union

George Latimer
Professor of Urban Land Studies,
Macalester College

Jack Quinn
President, Cassidy & Associates; formerly
Member of Congress, 27th District, New York

Marlyn J. Spear
Chief Investment Officer, Milwaukee
and Vicinity Building Trades United
Pension Trust Fund

Tony Stanley*
Director, TransCon Builders, Inc.

Edward C. Sullivan
President, Building and Construction
Trades Department, AFL-CIO

Jon F. Walters
Secretary-Treasurer, International
Brotherhood of Electrical Workers

James A. Williams
General President, International
Union of Painters and Allied
Trades

OFFICERS AND KEY STAFF

Stephen Coyle
Chief Executive Officer

Helen R. Kanovsky
Chief Operating Officer

Erica Khatchadourian
Chief Financial Officer

Chang Suh, CFA
Executive Vice President
Chief Portfolio Manager

John Hanley
Executive Vice President
Investments and Portfolio Management

Mary C. Moynihan
General Counsel

Stephanie H. Wiggins
Chief Investment Officer
Multifamily Finance

Marcie Cohen
Senior Vice President

Harpreet S. Peleg
Controller

Lesyllee White
Director of Marketing

Nicholas Milano
Chief Compliance Officer and
Deputy General Counsel

Carol Nixon
Director, New York City Office

Aaron Prince
Director, Western Regional Office

SERVICE PROVIDERS

Independent Registered Public
Accounting Firm
Ernst & Young LLP
McLean, VA

Investment Adviser
Wellington Management Company, LLP
Boston, MA

Corporate Counsel
Bingham McCutchen LLP
Washington, DC

Securities Counsel
Wilmer Cutler Pickering
Hale and Dorr LLP
Washington, DC

Transfer Agent
PFPC Inc.
King of Prussia, PA

Custodian
PFPC Trust Company
Philadelphia, PA

National Office
1717 K Street, NW, Suite 707
Washington, DC 20036
(202) 331-8055

Western Regional Office
235 Montgomery Street, Suite 1001
San Francisco, CA 94104
(415) 433-3044

New York City Office
31 West 15th Street, Suite 203
New York, NY 10011
(212) 414-8500

Gulf Coast Revitalization Program
1100 Poydras Street, Suite 2870
New Orleans, LA 70163
(504) 599-8750

*    Executive Committee member

4

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                               [GRAPHIC OMITTED]

[LOGO] AFL - CIO HOUSING INVESTMENT TRUST
       FINANCIAL STATEMENTS JUNE 30, 2006

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AFL - CIO HOUSING INVESTMENT TRUST
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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Dollars in thousands, unless otherwise noted; unaudited)
--------------------------------------------------------------------------------

Assets                                             Investments, at fair value
                                                     (amortized cost $3,534,430)*        $ 3,448,756
                                                   Cash                                          782
                                                   Accrued interest receivable                18,656
                                                   Receivables for investments sold           91,902
                                                   Accounts receivable                            44
                                                   Prepaid expenses and other assets           1,042
-----------------------------------------------------------------------------------------------------
                                                   Total Assets                            3,561,182
-----------------------------------------------------------------------------------------------------

Liabilities                                        Accounts payable and accrued
                                                     expenses                                  2,388
                                                   Payables for investments purchased         98,077
                                                   Redemptions payable                        19,131
                                                   Refundable deposits                         1,163
                                                   Income distribution payable, net of
                                                     dividends reinvested of $12,796           2,106
-----------------------------------------------------------------------------------------------------
                                                   Total Liabilities                         122,865
-----------------------------------------------------------------------------------------------------

Net Assets Applicable to Participants' Equity --   Certificates of Participation --
                                                     Authorized Unlimited;
                                                   Outstanding 3,262,233 Units           $ 3,438,317
=====================================================================================================
Net Asset Value Per Unit of Participation (in dollars)                                   $  1,053.98
=====================================================================================================

Participants' Equity

Participants' equity consisted of the following:   Amount invested and reinvested by
                                                     current participants                $ 3,540,169
                                                   Net unrealized appreciation of
                                                     investments                             (85,674)
                                                   Undistributed net investment income         3,023
                                                   Undistributed net realized loss on
                                                     investments                             (10,244)
                                                   Accumulated net realized losses            (8,957)
=====================================================================================================
Total Participants' Equity                                                               $ 3,438,317
=====================================================================================================

*     The cost for federal tax purposes approximates book cost.

      See accompanying Notes to Financial Statements.

6

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                                                  SEMI - ANNUAL REPORT JUNE 2006
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SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2006 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

FHA PERMANENT SECURITIES AND COMMITMENTS (4.3% OF NET ASSETS)

                                                                         Commitment                 Amortized
                                     Interest Rate     Maturity Date       Amount     Face Amount      Cost      Value
--------------------------------------------------------------------------------------------------------------------------
Single Family                               7.75%   Jul-2021-Aug-2021   $            $         36   $      36   $      36
                                            8.00%            Jul-2021                          34          34          34
--------------------------------------------------------------------------------------------------------------------------
                                                                                               70          70          70
--------------------------------------------------------------------------------------------------------------------------
Multifamily(1)                              5.25%            Mar-2024                       5,207       5,237       4,935
                                            5.60%            Jun-2038                       2,894       2,899       2,817
                                            5.62%            Jun-2014                         763         763         742
                                            5.65%            Oct-2038                       2,219       2,292       2,148
                                            5.87%            Jun-2044                       1,975       1,976       1,929
                                            6.02%            Jun-2035                       7,056       7,057       7,015
                                            6.66%            May-2040                       5,775       5,776       5,825
                                            6.70%            Dec-2042                       6,030       6,030       6,169
                                            6.75%   Feb-2039-Jul-2040                       6,500       6,469       6,710
                                            6.88%            Apr-2031                      28,807      28,494      29,428
                                            7.00%            Jun-2039                       6,056       6,098       6,144
                                            7.05%            Jul-2043                       5,342       5,342       5,589
                                            7.13%            Mar-2040                       7,916       7,890       8,397
                                            7.20%   Dec-2033-Oct-2039                      10,119      10,120      10,702
                                            7.50%            Sep-2032                       1,635       1,638       1,792
                                            7.70%            Oct-2039                      12,137      12,077      12,470
                                            7.75%            Oct-2038                       1,399       1,393       1,421
                                            7.88%            Jul-2038                       5,082       5,084       5,082
                                            7.93%            Apr-2042                       2,901       2,901       3,261
                                            8.15%            Mar-2037                       1,196       1,312       1,255
                                            8.27%            Jun-2042                       2,537       2,537       2,782
                                            8.38%            Feb-2007                         241         248         243
                                            8.40%            Apr-2012                         738         738         740
                                            8.75%   Jul-2036-Aug-2036                      11,857      11,808      11,870
                                            8.80%            Oct-2032                       5,365       5,365       5,365
                                            8.88%            May-2036                       2,407       2,374       2,416
--------------------------------------------------------------------------------------------------------------------------
                                                                                          144,154     143,918     147,247
--------------------------------------------------------------------------------------------------------------------------
Forward Commitments(1)                      6.40%            Jul-2046         4,114            --          --          78
--------------------------------------------------------------------------------------------------------------------------
                                                                              4,114            --          --          78
--------------------------------------------------------------------------------------------------------------------------
Total FHA Permanent Securities and Commitments                          $     4,114  $    144,224  $  143,988  $  147,395
--------------------------------------------------------------------------------------------------------------------------

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AFL - CIO HOUSING INVESTMENT TRUST
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SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2006 (Dollars in thousands; unaudited)
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FHA CONSTRUCTION SECURITIES AND COMMITMENTS (0.5% OF NET ASSETS)

                             Interest Rates(2)                           Commitment                 Amortized
                         Permanent   Construction     Maturity Date        Amount     Face Amount     Cost       Value
--------------------------------------------------------------------------------------------------------------------------
Multifamily(1)            5.35%             5.35%            Mar-2047   $     8,050  $      8,050  $    8,060  $    7,626
                          5.55%             5.55%            May-2042         8,950         8,950       8,954       8,610
--------------------------------------------------------------------------------------------------------------------------
                                                                             17,000        17,000      17,014      16,236
--------------------------------------------------------------------------------------------------------------------------
Total FHA Construction Securities and Commitments                       $    17,000  $     17,000  $   17,014  $   16,236
--------------------------------------------------------------------------------------------------------------------------

GINNIE MAE SECURITIES AND COMMITMENTS (29.1% OF NET ASSETS)

                                                                         Commitment                 Amortized
                                     Interest Rate     Maturity Date       Amount     Face Amount      Cost      Value
--------------------------------------------------------------------------------------------------------------------------
Single Family                               3.75%            Dec-2033   $            $     16,540  $   16,461  $   16,204
                                            4.00%   Feb-2033-Aug-2033                       9,445       9,509       9,441
                                            4.13%   Nov-2032-Oct-2033                      12,647      12,765      12,652
                                            5.50%   Jan-2033-Aug-2033                      11,739      11,873      11,392
                                            6.00%   Jan-2032-Jun-2033                       6,086       6,299       6,052
                                            6.50%   Jul-2028-Jun-2032                       4,834       4,993       4,909
                                            7.00%   Nov-2016-Jan-2030                       9,264       9,480       9,567
                                            7.50%   Apr-2013-Aug-2030                       9,161       9,375       9,494
                                            8.00%   Nov-2009-Nov-2030                       3,949       4,049       4,150
                                            8.50%   Nov-2009-Aug-2027                       3,307       3,383       3,503
                                            9.00%   May-2016-Jun-2025                         935         960       1,008
                                            9.50%   Sep-2021-Sep-2030                         298         303         328
                                           10.00%            Jun-2019                           1           1           1
                                           13.00%            Jul-2014                           1           1           1
                                           13.25%            Dec-2014                           1           1           1
--------------------------------------------------------------------------------------------------------------------------
                                                                                           88,208      89,453      88,703
--------------------------------------------------------------------------------------------------------------------------
Multifamily(1)                              5.58%            Oct-2031                      14,000      13,685      13,670
                                            2.91%            Aug-2020                       6,524       6,519       6,180
                                            3.53%            Jan-2032                       1,419       1,354       1,340
                                            3.61%            May-2018                      18,874      18,511      18,118
                                            3.62%            May-2017                      10,736      10,396      10,269
                                            3.65%   Sep-2017-Oct-2027                      20,866      20,639      19,828
                                            3.96%            May-2032                       1,000         945         943
                                            4.00%            Oct-2033                       3,956       3,835       3,801
                                            4.25%            Feb-2031                       6,000       5,969       5,698
                                            4.26%            Jul-2029                       3,000       2,992       2,817
                                            4.43%   Apr-2034-Jun-2034                     105,951     103,853      95,701
                                            4.49%            Apr-2023                       8,531       8,531       8,119
                                            4.57%            Sep-2027                      10,000       9,998       9,517
                                            4.59%            May-2033                      16,300      16,290      15,742
                                            4.65%            Mar-2026                         459         457         449
                                            4.66%            Dec-2030                      23,618      23,553      22,250
                                            4.70%            Dec-2024                      13,310      12,993      12,791

                                                          (continued, next page)

8

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                                                  SEMI - ANNUAL REPORT JUNE 2006
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SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2006 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

GINNIE MAE SECURITIES AND COMMITMENTS (29.1% OF NET ASSETS), continued

                                                                         Commitment                 Amortized
                                     Interest Rate     Maturity Date       Amount     Face Amount      Cost      Value
--------------------------------------------------------------------------------------------------------------------------
                                            4.71%            May-2025                      33,294      33,285      31,774
                                            4.78%            Apr-2034                      28,917      30,250      27,961
                                            4.88%            Mar-2036                      10,000      10,009       9,393
                                            4.92%            May-2034                      40,000      40,047      37,590
                                            4.97%            Jun-2036                       6,431       6,463       6,167
                                            5.00%            Dec-2033                       5,364       5,424       5,172
                                            5.05%            Nov-2028                      32,000      32,107      31,304
                                            5.08%            Jan-2030                      25,000      24,488      24,525
                                            5.12%            Feb-2037                      10,000      10,186       9,438
                                            5.13%            Jul-2024                      12,000      11,968      11,745
                                            5.15%            Jun-2023                      36,751      37,478      35,239
                                            5.21%            Jan-2045                       5,770       5,772       5,524
                                            5.25%   Aug-2032-Oct-2044                      35,579      35,594      34,464
                                            5.30%            Apr-2039                      55,000      54,094      52,959
                                            5.32%   Aug-2030-Dec-2037                      70,000      68,066      67,487
                                            5.35%            Mar-2046                      10,782      10,956      10,568
                                            5.40%            Nov-2015                       7,837       7,868       7,811
                                            5.45%            Jul-2041                       8,660       8,747       8,549
                                            5.50%   Sep-2023-Jul-2033                      37,814      39,667      37,333
                                            5.55%   May-2026-Jul-2046                      36,209      36,269      35,873
                                            5.58%            May-2031                      55,582      57,068      54,138
                                            5.68%            Jul-2027                      15,152      15,138      14,935
                                            5.71%            Jan-2045                       7,363       7,364       7,319
                                            5.84%            May-2041                      11,819      12,459      12,002
                                            5.88%            Mar-2024                       8,843       8,844       8,831
                                            5.89%            Oct-2023                       8,667       9,119       8,660
                                            6.00%            Jan-2046                       3,680       3,683       3,744
                                            6.05%            Jun-2043                       6,088       6,088       6,111
                                            6.11%            Nov-2021                         598         598         598
                                            6.26%            Apr-2027                      10,000      10,787      10,113
                                            6.38%            Mar-2026                      10,000      10,300      10,209
                                            6.41%            Aug-2023                       3,464       3,464       3,504
                                            7.00%            Jun-2043                      28,643      28,643      30,341
                                            8.75%            Dec-2026                       3,992       3,992       3,992
--------------------------------------------------------------------------------------------------------------------------
                                                                                          945,843     946,805     912,606
--------------------------------------------------------------------------------------------------------------------------
Forward Commitments(1)
                                            5.25%            Jul-2036         8,173            --          61        (278)
                                            5.38%            Jul-2024           510            --          16          (7)
                                            5.75%   Dec-2026-Jul-2037         7,357            --          52           3
                                            5.85%            Dec-2037         3,250            --          --          (8)
                                            7.50%            Dec-2043        23,300            --          93         233
--------------------------------------------------------------------------------------------------------------------------
                                                                             42,590            --         222         (57)
--------------------------------------------------------------------------------------------------------------------------
Total Ginnie Mae Securities and Commitments                             $    42,590  $  1,034,051  $1,036,480  $1,001,252
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFL - CIO HOUSING INVESTMENT TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2006 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

GINNIE MAE CONSTRUCTION SECURITIES AND COMMITMENTS (8.6% OF NET ASSETS)

                             Interest Rates(2)                           Commitment                 Amortized
                         Permanent   Construction     Maturity Date        Amount     Face Amount     Cost       Value
--------------------------------------------------------------------------------------------------------------------------
Multifamily(1)             4.70%            4.70%        Jan-2047 (3)   $     6,035  $      6,035  $    6,035  $    5,639
                           4.74%            4.74%        Feb-2045 (3)         6,418         5,008       4,813       4,550
                           4.83%            4.83%        May-2046 (3)         5,650         5,650       5,650       5,313
                           4.88%            4.88%        Jun-2045            35,000        34,054      34,236      31,849
                           4.89%            4.89%        Dec-2044 (3)        10,440        10,440      10,471       9,852
                           4.94%            4.94%        May-2046 (3)         4,000         4,000       4,005       3,788
                           5.10%            2.25%        Sep-2045 (3)         7,230         7,230       7,246       6,841
                           5.10%            5.10%        Oct-2046            25,363        21,477      21,609      20,674
                           5.20%            5.20%        Apr-2047            26,236        17,112      17,377      16,099
                           5.21%            5.21%        Jan-2047 (3)        16,188         6,397       6,266       5,711
                           5.25%            5.95%        Feb-2031            42,100        40,397      40,296      38,543
                           5.34%            5.34%        Mar-2046 (3)        11,340         9,668       9,685       9,271
                           5.51%            5.51%        Apr-2046            27,944        26,092      26,747      25,850
                           5.62%            5.62%        Mar-2046             8,200         7,637       7,890       7,685
                           5.75%            5.75%        Aug-2046            18,424        17,150      17,166      17,125
                           5.85%            5.85%        Nov-2045             2,091         1,974       1,976       1,981
                           6.22%            5.75%        Aug-2035            14,599        11,844      11,854      12,167
                           6.60%            6.60%        May-2043            17,793        16,296      15,889      16,907
                           7.75%            7.25%        Aug-2035            51,779        51,778      51,533      56,958
--------------------------------------------------------------------------------------------------------------------------
                                                                            336,830       300,239     300,744     296,803
--------------------------------------------------------------------------------------------------------------------------
Forward Commitments(1)     5.46%            5.46%        Feb-2047             3,165            25          48         (34)
--------------------------------------------------------------------------------------------------------------------------
                                                                              3,165            25          48         (34)
--------------------------------------------------------------------------------------------------------------------------
Total Ginnie Mae Construction Securities and Commitments                $   339,995  $    300,264  $  300,792  $  296,769
--------------------------------------------------------------------------------------------------------------------------

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                                                  SEMI - ANNUAL REPORT JUNE 2006
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2006 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

FANNIE MAE SECURITIES (36.9% OF NET ASSETS)

                                                                                       Amortized
                                    Interest Rate     Maturity Date      Face Amount      Cost          Value
-----------------------------------------------------------------------------------------------------------------
Single Family                               3.97%            Aug-2033    $     1,798   $      1,792   $    1,749
                                            4.00%            Jul-2033         12,979         13,072       12,661
                                            4.05%            Jul-2033          6,527          6,472        6,374
                                            4.27%            May-2033          7,434          7,486        7,275
                                            4.28%            Aug-2033          5,722          5,710        5,605
                                            4.30%            Aug-2033         18,503         18,452       18,141
                                            4.50%   Jun-2018-Feb-2019         16,014         16,275       15,181
                                            4.55%            Nov-2033         16,700         16,715       16,435
                                            4.59%            Aug-2034            990            997          969
                                            5.00%   Jul-2018-Jul-2035         76,930         77,246       73,215
                                            5.50%   Jul-2017-Mar-2036        213,276        215,145      205,809
                                            6.00%   Apr-2016-May-2036        237,863        240,892      234,566
                                            6.50%   Nov-2016-Jun-2036         62,452         63,301       62,881
                                            7.00%   Nov-2013-May-2032          9,032          9,143        9,246
                                            7.50%   Nov-2016-Sep-2031          3,344          3,328        3,459
                                            8.00%   Jan-2007-May-2031          2,047          2,076        2,122
                                            8.50%   Nov-2009-Apr-2031          1,457          1,483        1,517
                                            9.00%   Jul-2009-May-2025            449            453          473
-----------------------------------------------------------------------------------------------------------------
                                                                             693,517        700,038      677,678
-----------------------------------------------------------------------------------------------------------------
Multifamily(1)                              4.10%            Jun-2027          9,498          9,284        9,012
                                            4.22%            Jul-2018          5,135          4,763        4,719
                                            4.48%            Oct-2031         23,310         23,315       22,613
                                            4.66%   Jul-2021-Sep-2033          8,725          8,856        8,120
                                            4.67%            Aug-2033          9,600          9,582        8,877
                                            4.72%            Mar-2014          6,351          6,019        6,001
                                            4.99%   Mar-2021-Aug-2021         42,388         42,367       39,223
                                            5.15%            Oct-2022          4,794          4,837        4,602
                                            5.29%            Apr-2016         19,961         19,592       19,448
                                            5.36%            Feb-2016          5,000          5,020        4,870
                                            5.43%            Nov-2013          1,423          1,422        1,423
                                            5.45%            May-2033          3,294          3,339        3,173
                                            5.52%            May-2016         23,175         22,742       22,969
                                            5.59%            May-2017          7,594          7,631        7,550
                                            5.60%   Feb-2018-Jan-2024         13,034         13,039       12,789
                                            5.62%            Jun-2011         28,947         28,563       28,918
                                            5.70%            Mar-2009          5,633          5,902        5,652
                                            5.80%            May-2018(4)      26,790         26,413       25,192
                                            5.85%            Oct-2008            946            976          947
                                            5.86%            Dec-2016            429            434          433
                                            5.89%            Nov-2008          2,322          2,411        2,332
                                            5.92%            Dec-2016            427            433          430
                                            5.96%            Jan-2029            495            505          496
                                            6.03%            Jun-2017          1,940          2,089        1,978
                                            6.06%            Jul-2034         10,765         11,243       10,834
                                            6.10%            Apr-2011          2,817          2,880        2,869
                                            6.13%            Dec-2016          3,751          4,064        3,851
                                            6.14%            Sep-2033            326            352          334
                                            6.15%            Oct-2032          3,759          3,867        3,831
                                            6.16%            Aug-2013         12,356         13,253       12,396
                                            6.19%            Jul-2013          5,000          5,369        5,111
                                            6.22%   Aug-2032-Jul-2034         11,217         12,026       11,444

                                                  (continued, next page)      11

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AFL - CIO HOUSING INVESTMENT TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2006 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

FANNIE MAE SECURITIES (36.9% OF NET ASSETS), continued

                                                                                       Amortized
                                    Interest Rate     Maturity Date      Face Amount      Cost          Value
-----------------------------------------------------------------------------------------------------------------
                                            6.23%            Sep-2034          1,569          1,672        1,601
                                            6.27%            Jan-2012          2,150          2,180        2,214
                                            6.28%            Nov-2028          3,509          3,805        3,600
                                            6.35%   Jun-2020-Aug-2032         29,034         30,452       29,588
                                            6.38%            Jul-2021          6,000          6,234        6,298
                                            6.39%            Apr-2019          1,045          1,127        1,088
                                            6.41%            Aug-2013          1,977          2,106        1,999
                                            6.42%            Apr-2011          1,414          1,495        1,433
                                            6.44%   Apr-2014-Dec-2018         47,702         48,292       50,403
                                            6.50%            Jun-2016          2,918          2,918        3,026
                                            6.52%   Jul-2008-May-2029          6,266          6,975        6,581
                                            6.53%            May-2030          3,979          3,988        3,960
                                            6.63%   Jun-2014-Apr-2019          4,853          4,878        5,074
                                            6.65%   Aug-2007-Aug-2011          2,045          2,200        2,122
                                            6.70%            Jan-2011          2,513          2,662        2,552
                                            6.74%            Aug-2007         13,450         14,150       13,471
                                            6.79%            Aug-2009          7,309          7,305        7,552
                                            6.80%            Jul-2016            950            950          999
                                            6.85%            Aug-2014         45,274         45,255       48,609
                                            6.88%            Feb-2028          5,108          5,703        5,358
                                            6.92%            Jun-2007          1,439          1,466        1,441
                                            7.00%            Jun-2018          4,306          4,306        4,571
                                            7.01%            Apr-2031          3,569          3,607        3,835
                                            7.07%            Feb-2031         18,027         18,421       19,426
                                            7.16%            Jan-2022            107            112          107
                                            7.18%            Aug-2016            585            585          625
                                            7.20%   Apr-2010-Aug-2029          9,638          9,381       10,239
                                            7.25%   Nov-2011-Jul-2012          9,043          9,043        9,330
                                            7.26%            Dec-2018         13,988         15,395       15,088
                                            7.40%            Aug-2010          1,198          1,246        1,270
                                            7.46%            Aug-2029          9,805         11,183       10,676
                                            7.50%            Dec-2014          1,915          1,918        2,057
                                            7.53%            Feb-2024          7,279          8,150        7,369
                                            7.71%            Feb-2010          9,392          9,473        9,507
                                            7.75%   Dec-2012-Dec-2024          4,111          4,113        4,457
                                            8.00%            Nov-2019          2,251          2,244        2,258
                                            8.13%   Sep-2012-Aug-2020          9,149          9,123        9,337
                                            8.38%            Jan-2022            971            973          982
                                            8.40%            Jul-2023            530            521          599
                                            8.50%   Sep-2006-Sep-2026          5,754          6,183        6,399
                                            8.63%            Sep-2028          6,871          6,871        7,796
                                            9.13%            Sep-2015          3,031          3,016        3,046
-----------------------------------------------------------------------------------------------------------------
                                                                             613,226        624,265      620,380
-----------------------------------------------------------------------------------------------------------------
TBA(5)                                      5.50%                 TBA        (29,500)       (28,581)     (28,338)
-----------------------------------------------------------------------------------------------------------------
                                                                             (29,500)       (28,581)     (28,338)
=================================================================================================================
Total Fannie Mae Securities                                              $ 1,277,243   $  1,295,722   $1,269,720
=================================================================================================================

--------------------------------------------------------------------------------
                                                  SEMI - ANNUAL REPORT JUNE 2006
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2006 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

FREDDIE MAC SECURITIES (12.1% OF NET ASSETS)

                               Interest Rate     Maturity Date     Face Amount   Amortized Cost      Value
--------------------------------------------------------------------------------------------------------------
Single Family                           4.00%           Oct-2033   $    11,516   $       11,352   $    11,157
                                        4.24%           Jun-2033         4,450            4,432         4,343
                                        4.37%           Jul-2035         2,948            2,935         2,882
                                        4.50%  Aug-2018-Feb-2019        25,061           25,157        23,735
                                        4.83%           Dec-2035        38,060           38,036        37,883
                                        4.84%           Feb-2036        15,000           15,000        14,966
                                        5.00%  Jan-2019-Jul-2035        54,994           55,326        52,670
                                        5.07%           Apr-2035         2,795            2,795         2,752
                                        5.43%           Apr-2036         9,947            9,931         9,929
                                        5.50%  Oct-2017-Jan-2035        68,909           69,030        66,600
                                        6.00%  Dec-2006-Feb-2036       161,174          164,347       158,878
                                        6.50%  Feb-2007-Apr-2036        41,257           42,142        41,562
                                        7.00%  Mar-2011-Mar-2030         3,120            3,092         3,181
                                        7.50%  Jul-2010-Apr-2031         3,063            3,028         3,148
                                        8.00%  May-2008-Feb-2030         1,380            1,381         1,420
                                        8.50%  Jun-2010-Jan-2025           983              992         1,024
                                        9.00%  Sep-2010-Mar-2025           268              271           282
--------------------------------------------------------------------------------------------------------------
                                                                       444,925          449,247       436,412
--------------------------------------------------------------------------------------------------------------
Multifamily(1)                          8.00%           Feb-2009         3,077            3,070         3,088
--------------------------------------------------------------------------------------------------------------
                                                                         3,077            3,070         3,088
--------------------------------------------------------------------------------------------------------------
TBA(5)                                  5.50%                TBA       (23,800)         (22,714)      (22,768)
--------------------------------------------------------------------------------------------------------------
                                                                       (23,800)         (22,714)      (22,768)
==============================================================================================================
Total Freddie Mac Securities                                       $   424,202   $      429,603   $   416,732
==============================================================================================================

COMMERCIAL MORTGAGE-BACKED SECURITIES (2.0% OF NET ASSETS)

                               Interest Rate     Maturity Date     Face Amount   Amortized Cost      Value
--------------------------------------------------------------------------------------------------------------
                                        5.41%           Dec-2040   $    17,000   $       16,684   $    16,409
                                        5.47%           Apr-2038        12,000           11,985        11,730
                                        5.61%           Feb-2039        15,000           15,144        14,638
                                        5.83%           Jun-2038        10,000            9,991         9,997
                                        6.01%           Jun-2045        15,000           15,074        15,105
--------------------------------------------------------------------------------------------------------------
Total Commercial Mortgage-Backed Securities                        $    69,000   $       68,878   $    67,879
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFL - CIO HOUSING INVESTMENT TRUST
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2006 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

GOVERNMENT-SPONSORED ENTERPRISE SECURITIES (3.0% OF NET ASSETS)

           Issuer              Interest Rate       Maturity Date   Face Amount   Amortized Cost      Value
--------------------------------------------------------------------------------------------------------------
Fannie Mae                              5.50%           Jul-2007   $    10,000   $       10,000   $     9,977
Fannie Mae                              6.00%  Feb-2020-Mar-2025        98,660           99,192        94,607
--------------------------------------------------------------------------------------------------------------
Total Government-Sponsored Enterprise Securities                   $   108,660   $      109,192   $   104,584
--------------------------------------------------------------------------------------------------------------

STATE HOUSING FINANCE AGENCY SECURITIES (0.3% OF NET ASSETS)

           Issuer              Interest Rate       Maturity Date   Face Amount   Amortized Cost      Value
--------------------------------------------------------------------------------------------------------------
Multifamily(1)

  MA Housing Finance Agency             5.25%           Dec-2048   $     2,500   $        2,500   $     2,472
  MA Housing Finance Agency             5.42%           Jun-2009         2,610            2,610         2,599
  MA Housing Finance Agency             5.92%           Dec-2037         6,710            6,714         6,519
--------------------------------------------------------------------------------------------------------------
Total State Housing Finance Agency Securities                      $    11,820   $       11,824   $    11,590
--------------------------------------------------------------------------------------------------------------

OTHER MULTIFAMILY INVESTMENTS AND COMMITMENTS (3.0% OF NET ASSETS)

      Interest Rates(2)                               Commitment      Face       Amortized
 Permanent      Construction        Maturity Date       Amount       Amount         Cost         Value
----------------------------------------------------------------------------------------------------------
Multifamily Construction/Permanent Mortgages

     5.54%            5.30%               Jul-2017(6) $   62,016   $   55,327   $    55,396   $    53,919
     7.63%             N/A                Jan-2011           813          410           410           417
     8.63%             N/A                Apr-2025         1,469        1,282         1,282         1,282
     9.50%             N/A                Apr-2024           760          680           680           680
     9.75%             N/A                Nov-2018         1,524        1,179         1,179         1,179
----------------------------------------------------------------------------------------------------------
                                                          66,582       58,878        58,947        57,477
----------------------------------------------------------------------------------------------------------
Privately Insured Construction/Permanent Mortgages(7)

     5.40%            5.40%               Apr-2047         9,000        9,000         9,008         8,337
     5.55%             N/A                May-2021        12,006       11,340        11,342        10,770
     5.55%            5.55%               Jan-2047        12,809       12,809        12,811        11,816
     5.73%            5.73%               Aug-2047         5,575        5,575         5,581         5,295
     5.95%            5.95%               Mar-2044         4,400        4,341         4,355         4,239
     6.15%            6.15%               Mar-2045         1,600        1,588         1,594         1,575
     6.20%            6.20%      Dec-2047-Mar-2047         8,099        2,778         2,803         2,594
----------------------------------------------------------------------------------------------------------
                                                          53,489       47,431        47,494        44,626
----------------------------------------------------------------------------------------------------------
Total Other Multifamily Investments and Commitments   $  120,071   $  106,309   $   106,441   $   102,103
----------------------------------------------------------------------------------------------------------

==========================================================================================================
Total Long-Term Investments                                        $3,492,773   $ 3,519,934   $ 3,434,260
==========================================================================================================

--------------------------------------------------------------------------------
                                                  SEMI - ANNUAL REPORT JUNE 2006
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2006 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (0.4% OF NET ASSETS)

         Description                Maturity Date   Interest Rate(8)   Face Amount   Amortized Cost      Value
------------------------------------------------------------------------------------------------------------------
Short-term - Cash Equivalents(9)
Repurchase Agreement
Amalgamated Bank(10)               August 7, 2006               4.90%  $     2,000   $        2,000   $     2,000
------------------------------------------------------------------------------------------------------------------
                                                                             2,000            2,000         2,000
------------------------------------------------------------------------------------------------------------------
Commercial Paper
UBS AMERICAS INC                     July 3, 2006               5.27%       12,500           12,496        12,496
------------------------------------------------------------------------------------------------------------------
                                                                            12,500           12,496        12,496
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments                                           $    14,500   $       14,496   $    14,496
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Investments                                                      $ 3,507,273   $    3,534,430   $ 3,448,756
------------------------------------------------------------------------------------------------------------------

(1) Multifamily MBS securities and forward commitments are valued by the fair value procedures adopted by the Trust's Board of Trustees.

(2) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(3)   Tax-exempt bonds collateralized by Ginnie Mae Securities.

(4) During construction this investment is a 100% participation interest in a construction loan enhanced by a letter of credit issued by PNC Bank, N.A. in favor of the Trust. The interest rate during construction is a floating rate equal to LIBOR plus 150 basis points for the related monthly period up to a maximum rate of 5.80%. At stabilization, the Trust will take delivery of a Fannie Mae MBS with an interest rate of 5.80% and a term of ten years.

(5) Represents to be announced ("TBA") securities, securities the Trust agreed to sell for which the specific securities have not yet been identified.

(6) During construction this investment is a mortgage loan credit-enhanced by a letter of credit issued in favor of the Trust. The interest rate during construction is a floating rate equal to LIBOR plus 150 basis points for the related monthly period up to a maximum rate of 5.30%. At the completion of construction, the Trust will take delivery of a Fannie Mae MBS with an interest rate of 5.54% and a term of ten years.

(7)   Loans insured by Ambac Assurance Corporation.

(8) Interest rate is yield calculated based on purchase price of discount note.

(9)   Short-term investments with remaining maturities of sixty days or less.

(10) This instrument was purchased in June 2006. The Trust will receive $2,016,545 upon maturity. The underlying collateral for the repurchase agreement is a Ginnie Mae security with a market value of $2,101,401.

      See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
AFL - CIO HOUSING INVESTMENT TRUST
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Dollars in thousands; unaudited)
--------------------------------------------------------------------------------

Investment Income       FHA permanent securities*                              $     5,314
                        FHA construction securities                                    461
                        Ginnie Mae securities*                                      23,893
                        Ginnie Mae construction securities*                          8,692
                        Fannie Mae securities                                       32,840
                        Freddie Mac securities                                      11,474
                        Commercial mortgage-backed securities                          779
                        Government-sponsored enterprise securities                   4,248
                        United States Treasury securities                              640
                        State Housing Finance Agency securities                        248
                        Other multifamily investments                                2,824
                        Short-term investments                                       2,218
-------------------------------------------------------------------------------------------
                        Total Income                                                93,631
-------------------------------------------------------------------------------------------
Expenses                Officer salaries and fringe benefits                         1,374
                        Other salaries and fringe benefits                           3,427
                        Legal fees                                                     199
                        Consulting fees                                                190
                        Auditing, tax and accounting fees                              132
                        Insurance                                                      163
                        Marketing and sales promotion (12b-1)                          244
                        Investment management                                          370
                        Trustee expenses                                                24
                        Rental expenses                                                369
                        General expenses                                               914
-------------------------------------------------------------------------------------------
                        Total Expenses                                               7,406
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net Investment Income                                                               86,225
-------------------------------------------------------------------------------------------
                        Net realized loss on investments                           (10,244)
                        Net change in unrealized depreciation on investments       (95,551)
-------------------------------------------------------------------------------------------
Realized and Unrealized Net Losses on Investments                                 (105,795)
===========================================================================================
Net Decrease in Net Assets Resulting from Operations                           $   (19,570)
===========================================================================================

*     Includes forward commitments.

      See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                  SEMI - ANNUAL REPORT JUNE 2006
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

(Dollars in thousands)

--------------------------------------------------------------------------------

                                                                        Six Months Ended
                                                                         June 30, 2006        Year Ended
                                                                           (unaudited)     December 31, 2005
------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations
      Net investment income                                               $    86,225         $   163,168
      Net realized (loss)/gain on investments                                 (10,244)                334
      Net change in unrealized depreciation on investments                    (95,551)            (69,016)
------------------------------------------------------------------------------------------------------------
      Net (decrease)/increase in net assets resulting from operations         (19,570)             94,486
------------------------------------------------------------------------------------------------------------

Decrease in Net Assets From Distributions
      Distributions paid to participants or reinvested from:
      Net investment income                                                   (88,515)           (170,964)
------------------------------------------------------------------------------------------------------------
      Net decrease in net assets from distributions                           (88,515)           (170,964)
------------------------------------------------------------------------------------------------------------

Decrease in Net Assets From Unit Transactions
      Proceeds from the sale of units of participation                         22,791             111,325
      Dividend reinvestment of units of participation                          76,144             148,694
      Payments for redemption of units of participation                      (129,408)           (272,616)
------------------------------------------------------------------------------------------------------------
      Net decrease from unit transactions                                     (30,473)            (12,597)
------------------------------------------------------------------------------------------------------------
      Total decrease in net assets                                           (138,558)            (89,075)
------------------------------------------------------------------------------------------------------------
      Net assets at beginning of period                                     3,576,875           3,665,950
============================================================================================================
      Net assets at end of period                                         $ 3,438,317         $ 3,576,875
============================================================================================================

Unit Information
      Units sold                                                               21,146             101,212
      Distributions reinvested                                                 71,311             135,208
      Units redeemed                                                         (120,922)           (246,580)
============================================================================================================
      Decrease in units outstanding                                           (28,465)            (10,160)
============================================================================================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
AFL - CIO HOUSING INVESTMENT TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

(unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation  in the Trust is  limited  to  eligible  labor  organizations  and
pension,   welfare  and  retirement  plans  that  have   beneficiaries  who  are
represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

INVESTMENT VALUATION

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities, commercial mortgage-backed securities, Government-Sponsored Enterprise securities, and U.S. Treasury securities) are valued by an independent pricing service, published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discount and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which approximates fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                                                  SEMI - ANNUAL REPORT JUNE 2006
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

(unaudited)
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO PARTICIPANTS

At the end of each calendar month, a pro rata distribution is made to participants of the net investment income earned during the month. This pro-rata distribution is based on the participant's number of units held as of the immediately preceding month-end and excludes realized gains (losses) on paydowns of mortgage- and asset-backed securities which are distributed at year-end.

Participants redeeming their investments are paid their pro rata share of undistributed net income accrued through the month-end of the month in which they redeem.

The Trust offers an income reinvestment plan that permits current participants automatically to reinvest their income distributions into Trust units of participation. Total reinvestment was approximately 86 percent of distributable income for the six months ended June 30, 2006.

INVESTMENT TRANSACTIONS AND INCOME

Security transactions are accounted for as of the trade date. Gains and losses on securities sold are determined on the basis of amortized cost. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

12B-1 PLAN OF DISTRIBUTION

The Board of Trustees annually approves a 12b-1 Plan of Distribution to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related distribution activities (12b-1 expenses). For the year 2006, the Trust is authorized to pay 12b-1 expenses in an amount up to $600,000 or 0.05 percent of its average monthly net assets on an annualized basis, whichever is greater. During the six months ended June 30, 2006, the Trust incurred approximately $244,000 of 12b-l expenses.

RECEIVABLES FOR INVESTMENTS SOLD

Receivables for Investments Sold represent investments that were sold on or prior to June 30, 2006, which settled subsequent to June 30, 2006.

PAYABLES FOR INVESTMENTS PURCHASED

Payables for Investments Purchased represent investments that were purchased on or prior to June 30, 2006, which settled subsequent to June 30, 2006.

--------------------------------------------------------------------------------
AFL - CIO HOUSING INVESTMENT TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

(unaudited)
--------------------------------------------------------------------------------

NOTE 2. INVESTMENT RISKS

INTEREST RATE RISK

As with any fixed-income investment, the market value of the Trust's investments will fall below the principal amount of those investments at times when market interest rates rise above the interest rates of the investments. Rising interest rates may also reduce prepayment rates, causing the average life of the Trust's investments to increase. This could in turn further reduce the value of the Trust's portfolio.

PREPAYMENT AND EXTENSION RISK

The Trust invests in certain fixed-income securities whose value is derived from an underlying pool of mortgage loans that are subject to prepayment and extension risk.

Prepayment risk is the risk that a security will pay earlier than its assumed payment rate, shortening its expected average life, resulting in a lower return from the security. In such an event, the Trust may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the Trust's securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk.

Extension risk is the risk that a security will pay more slowly than its assumed payment rate, extending its expected average life, resulting in a lower return from the security. When this occurs, the ability to reinvest principal repayments in higher returning investments may be limited.

These two risks may increase the sensitivity of the Trust's portfolio to fluctuations in interest rates and change the value of the Trust's portfolio.

NOTE 3. TRANSACTIONS WITH RELATED ENTITIES

During the six months ended June 30, 2006, the Trust provided the time of certain personnel to the AFL-CIO Investment Trust Corporation (ITC), a D.C. not-for-profit corporation, on a cost-reimbursement basis. During the six-month period, an employee of the Trust also served as an officer of the ITC. The total cost for such personnel and related expenses for the six months ended June 30, 2006, amounted to approximately $304,000. During the six months ended June 30, 2006, the Trust was reimbursed for approximately $274,000 of current year costs. As of June 30, 2006, approximately $30,000, representing a current balance, is included within the accounts receivable in the accompanying financial statements for amounts outstanding under the arrangement.

The ITC provided the time of certain personnel to the Trust on a cost-reimbursement basis. The total cost for such personnel and related expenses for the six months ended June 30, 2006, was approximately $80,000. During the six months ended June 30, 2006, the Trust paid the ITC approximately $67,000 of current costs.

NOTE 4. COMMITMENTS

Certain assets of the Trust are invested in short-term investments until they are required to fund purchase commitments for long-term investments. As of June 30, 2006, the Trust had outstanding unfunded purchase commitments of approximately $158.9 million. The Trust maintains a reserve, in the form of securities, of no less than the total of the outstanding unfunded purchase commitments, less short-term investments. As of June 30, 2006, the value of the publicly traded mortgage-backed securities maintained for the reserve in a segregated account was approximately $3.04 billion.

The commitment amounts disclosed on the Schedule of Portfolio Investments represent the original commitment amount, which includes both funded and unfunded commitments.

--------------------------------------------------------------------------------
                                                  SEMI - ANNUAL REPORT JUNE 2006
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

(unaudited)
--------------------------------------------------------------------------------

NOTE 5. INVESTMENT TRANSACTIONS

A summary of investment transactions (excluding short-term investments and U.S. Treasury securities) for the separate instruments included in the Trust's investment portfolio, at amortized cost, for the six months ended June 30, 2006, follows (dollars in thousands):

                                                                 FHA            FHA         Ginnie        Ginnie Mae      Fannie
                                                              Permanent    Construction      Mae        Construction        Mae
                                                             Securities*    Securities    Securities*     Securities*   Securities
----------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2006                                     $   153,862   $     17,005   $   903,976   $     312,384   $1,219,582

Purchases and insured construction securities advances, net
   of discounts                                                       --             --       284,803          39,428      674,633

Change in discounts and (premiums)                                   (30)             9        (1,853)           (105)      (8,048)

Transfers                                                             --             --        35,815         (35,815)          --

Principal reductions/Sales                                        (9,844)            --      (186,261)        (15,100)    (590,445)

----------------------------------------------------------------------------------------------------------------------------------

Balance, June 30, 2006                                       $   143,988   $     17,014   $ 1,036,480   $     300,792   $1,295,722
----------------------------------------------------------------------------------------------------------------------------------


                                                                            Commercial   Government-  State Housing
                                                                Freddie     Mortgage-    Sponsored       Finance        Other
                                                                  Mac        Backed      Enterprise      Agency       Multifamily
                                                               Securities   Securities   Securities     Securities    Investments
----------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2006                                       $  407,056           --   $  209,118   $       7,054   $     92,681

Purchases and insured construction
   securities advances, net of discounts                          146,200      165,151       10,000           5,110         14,085

Change in discounts and (premiums)                                 (2,278)        (122)          74              --             23

Transfers                                                              --           --           --              --

Principal reductions/Sales                                       (121,375)     (96,151)    (110,000)           (340)          (348)

----------------------------------------------------------------------------------------------------------------------------------

Balance, June 30, 2006                                         $  429,603   $   68,878   $  109,192   $      11,824   $    106,441
----------------------------------------------------------------------------------------------------------------------------------

*    Includes forward commitments.

NOTE 6. FEDERAL TAXES

The information set forth in this footnote is actual information as of December 31, 2005, and will be updated in the Annual Report for December 31, 2006, to coincide with the 2006 tax reporting year-end.

The tax character of distribution paid during 2005 was as
follows (dollars in thousands):                                         2005
-----------------------------------------------------------------------------
Ordinary investment income - net                                   $ 170,964
Long-term capital gains on investments                                    --
-----------------------------------------------------------------------------
Total net distributions paid to participants or reinvested         $ 170,964
-----------------------------------------------------------------------------

As of December 31, 2005, the components of accumulated
earnings on a tax basis were as follows (dollars in thousands):         2005
-----------------------------------------------------------------------------
Accumulated capital loss carryforward                              $  (8,030)
Unrealized appreciation                                                8,951
Other temporary differences                                            3,023
-----------------------------------------------------------------------------
Total accumulated earnings                                         $   3,944
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFL - CIO HOUSING INVESTMENT TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

(unaudited)
--------------------------------------------------------------------------------

Accumulated capital loss carryforward may be used to offset future capital gain recognized by the Trust through December 31, 2013. For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2005, the Trust recorded the following permanent reclassifications (dollars in thousands):

Undistributed net investment income                            $ 10,398
Accumulated net realized gain                                  $ (9,224)
Amount invested and reinvested by current participants         $ (1,174)

Reclassifications are primarily due to the different book and tax treatment of paydowns and distributions. Results of operations and net assets were not affected by these reclassifications.

NOTE 7. RETIREMENT AND DEFERRED COMPENSATION PLANS

The Trust participates in the AFL-CIO Staff Retirement Plan, which is a multiple employer defined benefit pension plan, covering substantially all employees. This plan was funded by employer contributions, at rates approximating 17.92% percent of employees' salaries for the six months ended June 30, 2006. The total Trust pension expense for the six months ended June 30, 2006, was approximately $522,000.

The Trust also participates in a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits employees to defer the lesser of 100 percent of their total compensation or the applicable IRS limit. During 2006, the Trust is matching dollar for dollar the first $3,300 of each employee's contributions. The Trust's 401(k) contribution for the six months ended June 30, 2006, was approximately $142,000.

NOTE 8. LOAN FACILITY

The Trust has a $25 million uncommitted loan facility which expires on June 30, 2007. Borrowings under this facility bear interest at LIBOR plus one-half percent plus a 12.5 basis point administrative fee charged for each advance. The Trust had no outstanding balance under the facility during the period. No compensating balances are required.

NOTE 9. CONTRACT OBLIGATIONS

In the ordinary course of business, the Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
                                                  SEMI - ANNUAL REPORT JUNE 2006
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for the Six Months Ended June 30, 2006 and Years Ended December 31, 2005, 2004, 2003, 2002, and 2001.
--------------------------------------------------------------------------------

                                                 Six Months
                                                    Ended
                                                June 30, 2006
                                                 (unaudited)        2005          2004          2003          2002         2001
------------------------------------------------------------------------------------------------------------------------------------
Per Share Data
        Net asset value, beginning of period     $    1,086.97   $  1,110.61   $  1,125.21   $  1,152.30   $  1,098.40   $ 1,085.42

        Income from investment operations:

        Net investment income                            26.35         50.08         48.63         54.26         65.19        70.86

        Net realized and unrealized
        (losses) gains on investments                   (32.29)       (21.25)        (2.38)       (11.69)        59.15        16.24

------------------------------------------------------------------------------------------------------------------------------------
        Total Income (Loss) from
        Investment Operations                            (5.94)        28.83         46.25         42.57        124.34        87.10
------------------------------------------------------------------------------------------------------------------------------------

        Less distributions from:

        Net investment income                           (27.05)       (52.47)       (49.10)       (54.26)       (65.19)      (70.93)

        Net realized gains on investments                   --            --        (11.75)       (15.40)        (5.25)       (3.19)

------------------------------------------------------------------------------------------------------------------------------------
        Total Distributions                             (27.05)       (52.47)       (60.85)       (69.66)       (70.44)      (74.12)
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
Net Asset Value, End of Period                   $    1,053.98   $  1,086.97   $  1,110.61   $  1,125.21   $  1,152.30   $ 1,098.40
====================================================================================================================================

Ratios  Ratio of expenses to average net assets           0.42%*        0.37%         0.37%         0.37%         0.36%        0.37%

        Ratio of net investment income to
        average net asset                                  4.9%*         4.5%          4.4%          4.7%          5.8%         6.4%

        Portfolio turnover rate                           80.5%*        68.4%         85.5%         73.1%         64.3%        40.9%

------------------------------------------------------------------------------------------------------------------------------------
Number of Outstanding Units at End of Period         3,262,233     3,290,698     3,300,858     3,206,626     2,848,002    2,504,984
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)         $   3,438,317   $ 3,576,875   $ 3,665,950   $ 3,608,139   $ 3,281,763   $2,751,482
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                           (0.55%)        2.64%         4.20%         3.78%        11.64%        8.21%
------------------------------------------------------------------------------------------------------------------------------------

*     Amounts are annualized.

**    Net of fund expenses.

      See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
AFL - CIO HOUSING INVESTMENT TRUST
--------------------------------------------------------------------------------

OTHER IMPORTANT INFORMATION
--------------------------------------------------------------------------------

2006 SPECIAL MEETING OF PARTICIPANTS

A Special Meeting of Participants was held in Washington, D.C., on Wednesday, February 22, 2006. The following matters were put to a vote of Participants at the meeting through the solicitation of proxies:

To approve an amendment to Section 3.3(d)(ii)(A)(2) of the Declaration of Trust, to change the loan to value ratio requirement from 75 percent to 80 percent for construction and permanent mortgage loans and/or securities where the project receives the benefits of federal low income housing tax credits: votes for 2,323,508.039; votes against 6,266.307; votes abstaining 30,522.420; votes not cast 930,400.793.

To approve an amendment to Section 3.3(d)(iv) of the Declaration of Trust to authorize the Trust to invest in bridge loans for developments that are eligible to receive and have allocations or other rights to receive federal rehabilitation tax credits: votes for 2,331,333.243; votes against 1,159.200; votes abstaining 27,804.323; votes not cast 930,400.793.

To approve an amendment to Section 3.3(h) of the Declaration of Trust to authorize the Trust to invest in Commercial Mortgage Backed Securities (CMBS) that at the time of their acquisition by the Trust are rated in the highest rating category by at least one nationally recognized statistical rating agency
- subject to a limit of no more than 10 percent of the total value of the Trust's assets: votes for 2,327,539.640; votes against 4,952.803; votes abstaining 27,804.323; votes not cast 930,400.793.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

In addition to disclosure in the Annual and Semi-annual Report to Participants, the Trust also files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are made available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information relating to the hours and operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330). Participants may also obtain copies of the Trust's Forms N-Q, without charge, upon request, by calling the Trust collect at 202-331-8055.

PROXY VOTING RECORD

The Trust invests exclusively in non-voting securities and has not deemed it necessary to adopt policies and procedures for the voting of portfolio securities. During the most recent twelve-month period ended June 30, the Trust held no voting securities in its portfolio and has reported this information in its most recent filing with the SEC on Form N-PX. The Trust's proxy voting report on Form N-PX for the most recent twelve-month period ended June 30 is available on the SEC's website at http://www.sec.gov. Participants may also obtain a copy of the Trust's report on Form N-PX, without charge, upon request, by calling the Trust collect at 202-331-8055.

--------------------------------------------------------------------------------
                                                  SEMI - ANNUAL REPORT JUNE 2006
--------------------------------------------------------------------------------

OTHER IMPORTANT INFORMATION
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Participants of the Trust incur ongoing expenses related to the management and distribution activities of the Trust, as well as certain other expenses. This example is intended to help participants understand the ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $50,000 invested at the beginning of the period January 1, 2006, and held for the entire period ended June 30, 2006.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. Participants may use the information in this line, together with the amount they invested, to estimate the expenses that they paid over the period. Simply divide the account value by $50,000 (for example, an $800,000 account value divided by $50,000 = 16), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on a particular account during this period.

Hypothetical Expenses (for Comparison Purposes Only): The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a participant paid for the period. Participants may use this information to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the Trust charges no transactional costs, such as sales charges (loads) or redemption fees.

                              Beginning         Ending         Expenses Paid
                            Account Value    Account Value   During Period Ended
                           January 1, 2006   June 30, 2006     June 30, 2006 *
--------------------------------------------------------------------------------
Actual expenses                $50,000         $49,724.53         $103.85
--------------------------------------------------------------------------------
Hypothetical expenses
   (5% return before
   expenses)                   $50,000         $51,135.59         $105.32
--------------------------------------------------------------------------------

* Expenses are equal to the Trust's annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

        AFL-CIO Housing Investment Trust | 1717 K Street, NW, Suite 707 [LOGO] Washington, DC 20036 | 202-331-8055 | www.aflcio-hit.com

--------------------------------------------------------------------------------

                                       bug

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which participants may recommend nominees to the Board of Trustees of the Trust, where those changes were implemented after the Trust last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) or this
Item 10.

Item 11.  Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), are effective to ensure that material information relating to the Trust is made known to them by appropriate persons, based on their evaluation of such controls and procedures as of June 30, 2006.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

      (a)   (1)   Not Applicable.

            (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

            (3)   Not Applicable.

      (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST


By:  /s/ Stephen Coyle
     -----------------
     Name:  Stephen Coyle
     Title: Chief Executive Officer

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.



/s/ Stephen Coyle
-----------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)


Date: September 8, 2006



/s/ Erica Khatchadourian
------------------------
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)


Date: September 8, 2006